Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2013
Accounting Policies [Abstract]
Property And Equipment Table
The following table summarizes the Company's property and equipment balances and includes the estimated useful lives that are generally used to depreciate the assets on a straight-line basis:

		Fiscal Years Ended January 31,
(Amounts in millions)	Estimated Useful Lives	2013	2012
Land	N/A	$25,612	$23,499
Buildings and improvements	3-40 years	90,686	84,275
Fixtures and equipment	3-25 years	40,903	39,234
Transportation equipment	3-15 years	2,796	2,682
Construction in progress	N/A	5,828	5,312
Property and equipment		$165,825	$155,002
Accumulated depreciation		(51,896)	(45,399)
Property and equipment, net		$113,929	$109,603

Goodwill By Operating Segment Table
The following table reflects goodwill activity, by reportable segment, for fiscal 2013 and 2012:

(Amounts in millions)	Walmart U.S.	Walmart International	Sam's Club	Total
Balances as of February 1, 2011	$239	$16,211	$313	$16,763
Changes in currency translation and other	—	(535)	—	(535)
Acquisitions(1)	200	4,223	—	4,423
Balances as of January 31, 2012	439	19,899	313	20,651
Changes in currency translation and other	—	(65)	—	(65)
Purchase accounting adjustments for prior fiscal year acquisitions(2)	4	(532)	—	(528)
Acquisitions(3)	—	439	—	439
Balances as of January 31, 2013	$443	$19,741	$313	$20,497

Summary of Membership Activity Table
The following table summarizes membership fee activity for fiscal 2013, 2012 and 2011:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Deferred membership fee revenue, beginning of year	$559	$542	$532
Cash received from members	1,133	1,111	1,074
Membership fee revenue recognized	(1,117)	(1,094)	(1,064)
Deferred membership fee revenue, end of year	$575	$559	$542